Ropes & Gray LLP

Prudential Tower, 800 Boylston Street,

Boston, Massachusetts 02199-36004

March 2, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income SHares) (the “Trust”) (File Nos. 333-92415 and 811-9721)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectuses and Statements of Additional Information, each dated March 1, 2012, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Commission on March 1, 2012 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4636 with any questions or comments regarding this matter.

Kind regards,

/s/ Jessica Reece

Jessica Reece, Esq.

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Lawrence Altadonna
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.